Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		58 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Summary of Significant Accounting Policies (Textuals)
Net loss for the period	$ (57,579)	$ (69,076)	$ (407,623)
Accumulated deficit during the development period	$ 407,623	$ 350,044	$ 407,623